[GRAPHIC] HomeState Pennsylvania Growth Fund Logo

            SEMI-ANNUAL REPORT
            ==================
             DECEMBER 31, 1996

========================================================================
            THE HOMESTATE PENNSYLVANIA GROWTH FUND
            --------------------------------------


                       ABOUT THE FUND
					   --------------
The HomeState Pennsylvania Growth Fund seeks long-term growth of capital through investment primarily in the common stocks of companies with headquarters or significant operations in the Commonwealth of Pennsylvania.

FUND MANAGEMENT HAS IDENTIFIED THREE KEY POINTS AS COMPONENTS OF ITS
                    INVESTMENT STRATEGY:

              PENNSYLVANIA AS A PRIMARY MARKET
			  --------------------------------
The State is home to over 500 publicly traded companies, including 33 Fortune 500 companies. Pennsylvania's $244 billion economy is similar in size to that of many individual countries, including Mexico and South Korea. Its corporate profile is diverse, from traditional manufacturing companies to state-of-the-art biopharmaceutical firms, with growth and expansion in medical and health services, trade, education and financial institutions.

             UNCOVERING INVESTMENT OPPORTUNITIES
			 -----------------------------------
The Fund's investment adviser, Emerald Advisers, Inc., employs a full-time research staff to explore the local Pennsylvania companies that are often ignored by traditionally nationally oriented research firms. Emerald's mission is to keep a constant eye on the State's business community, actively updating a company's progress by talking to its management, employees, suppliers, customers and competitors.

               AN EXPERIENCED MANAGEMENT TEAM
			   ------------------------------
Emerald Advisers, Inc.'s team of investment professionals bring to the Fund diverse background experience gained from the securities brokerage, trust and banking, institutional investment advisory and mutual fund industries.

The Fund's portfolio is managed by Kenneth G. Mertz II, CFA, who previously served as chief investment officer to the $12 billion Pennsylvania State Employees Retirement System.



BY SEEKING OUT THE INVESTMENT OPPORTUNITIES FOUND HERE IN OUR HOME STATE, OUR EXPERIENCED INVESTMENT PROFESSIONALS WORK TO PROVIDE FUND
             SHAREHOLDERS WITH WHAT WE CALL. . .


                 "THE HOMESTATE ADVANTAGE."


THIS REPORT CONTAINS INFORMATION ABOUT THE FUND'S PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. AN INVESTMENT IN THE FUND WILL FLUCTUATE IN VALUE SO THAT YOUR ACCOUNT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL PURCHASE PRICE.

===========================================================================
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
REPORT FROM MANAGEMENT
---------------------------------------------------------------------------
                                                           January 20, 1997

Dear Shareholder:

We are pleased to report the performance results for the first six months of the HomeState Pennsylvania Growth Fund's fifth fiscal year. The total return without adjustments for the Fund's maximum sales charge of 5.0% for the six-month period ended December 31, 1996 was +2.70%. The Fund ended -2.44% for the six-month period when the sales charge effects are included.

In a year which will be best remembered for the absolute domination by large-cap, blue chip stocks, the HomeState Pennsylvania Growth Fund closed the year 1996 ahead of its peer-group mutual fund and other comparative industry averages. Performance results for the HomeState Fund for various periods ended December 31, 1996 are as follows:


                               AVERAGE ANNUALIZED RETURNS
						  ------------------------------------   CUMULATIVE
                                               SINCE INCEPTION  TOTAL RETURNS
FUND/INDEX                ONE YEAR  THREE YEARS    10/1/92      SINCE 10/1/92
----------                --------  -----------    -------      -------------

HomeState PA Growth
  (at  N.A.V.)             +21.44%     +21.38%     +21.81%        +131.50%
HomeState PA Growth
  (at Maximum Offering
  Price)                   +15.37%     +19.32%     +20.35%        +119.93%
Standard & Poor's
   500 Index               +22.95%     +19.66%     +17.44%        + 98.01%
Wilshire 5000 Index        +21.20%     +18.23%     +17.34%        + 97.29%
Russell 2000 Index         +16.54%     +13.69%     +17.83%        +100.80%
Morningstar Small
   Company Funds Ave.      +19.89%     +16.06%     +19.30%        +111.70%


The S & P 500, Wilshire 5000 and Russell 2000 are unmanaged stock market indices without any associated expenses and their returns assume the reinvestment of all dividends. The Morningstar Small Company Funds average includes the total return (without effects of sales charges) for the one-year, three-year and HomeState Fund since inception periods ended December 31, 1996 for 408, 242 and 150 small company-oriented funds, respectively. Please remember that past performance is no guarantee of future results.

The Standard & Poor's 500 Index was a tough benchmark to beat in 1996. The S&P 500 represents the large capitalization marketplace and its gains were especially narrow during this year. For example, the top six performers in the index in 1996 accounted for nearly 25% of its performance. Indeed, Intel alone accounted for over 6.9% of the S&P's performance. The six issues included Intel, Microsoft, General Electric, Coca Cola, IBM and Exxon (all larger than $75 billion in individual market capitalization). These returns made life difficult for all money managers, especially those like your Fund's management who concentrate mainly on smaller companies. For comparative purposes, we point out that the Russell 2000 Growth Index (an index measuring performance of small companies with higher P/E and higher forecasted growth rates) was up only 11.26% in 1996.

For the past two years equity returns have been considerably above long-term historical averages. With this in mind and with the Dow Jones Industrial Average hitting new highs several times already in 1997, we are often asked whether these market gains can continue. We believe the last two years (HomeState's returns at N.A.V. were 44.52% and 21.44% for the years ended December 31, 1995 and 1996, respectively) were extraordinary and we fear that some investors have raised their expectations to excessive levels. This unbridled enthusiasm could lead to a market wide correction of ten percent or greater at any time in 1997. Indeed, greater volatility in 1997 is almost a given, as investors react more quickly and in greater magnitude to the littlest bit of economic news or changes in individual companies earnings reports.

That's the bad news. Now for some good news. With all of this as a backdrop, the long-term keys to this bull market still seem to be in place. We remain in an earnings-led economy, which means corporate profits should continue to exceed real Gross Domestic Product growth rates. This remains a long-term market positive. Corporate boardrooms continue to focus on productivity increases and enhancing shareholder returns. Supply and demand factors remain favorable to higher equity values. Buybacks of shares seen in 1996 can be expected to continue over the next several years. Mutual funds continue to attract huge new cash flows as the baby boomers increase their savings vs. consumption.

In our Report to Shareholders dated December 31, 1995, we noted that two of the Fund's top holdings were cited as among the best NASDAQ and New York Stock Exchanges best performers in a study by Barron's magazine (Iomega Corp. and Safeguard Scientifics, respectively). This year, another of the Fund's holdings, Zitel Corp., was cited by Barron's as the number two performer of all NASDAQ companies for calendar-year 1996. Zitel was found by our in-house research team and was the Fund's top holding for most of December until we decided to realize some of our profits in the stock. I point out this remarkable non-Pennsylvania performer because it symbolizes our research team's efforts to uncover exceptional undiscovered growth opportunities nationwide, as a supplement to our concentration on Pennsylvania-based companies.

The HomeState Fund enjoyed dramatic growth in the number of new shareholders joining our fund family in 1996. Total Fund net assets surpassed $75 million at calendar year-end, up from less than $30 million at year-end 1995. For our many new shareholders, I'd like to talk for a moment about what makes HomeState a different kind of mutual fund: what we call "The HomeState Advantage." Research is the foundation on which the HomeState Pennsylvania Growth Fund is built. Our expanding research team (we added several new members to our team in the second half of 1996) emphasizes in-depth coverage of companies underfollowed by other institutional investors. We typically start with an on-site visit to the company's headquarters to meet with the chief executive officer and the management team. Next, we talk with the company's suppliers, competitors, customers and industry contacts. We feel this intensive process provides greater insights to the future net worth of our investments.

The latest economic reports continue to be at or below their historical long-term averages. With a slow-growth environment, we continued to emphasize investments in companies we believe are #1 or #2 in their market niches. Our list of holdings reflects our commitment to finding the best growth companies who are market leaders, but that are selling at attractive valuation levels. The current environment demands our attention to those companies which can deliver above-average gains to their shareholders. This in turn means our attention to some critical investment factors: what we have labeled "Keys to Investing:" 1. Leadership is of utmost importance in selecting companies for investment: leadership in management, market share and earnings growth; 2. Research is the key to finding this leadership; 3. We do not use "group think." We create portfolios that bear little resemblance to the market; 4. We seek to understand the risks embedded in each equity and in the entire portfolio; 5. We invest in growth companies which are not yet fully appreciated by the market.

In summary, we believe our process of hands-on fundamental research, combined with professional portfolio management, will continue to enable us to uncover and manage quality growth opportunities in the market. We appreciate your continuing support and look forward to providing you with "The HomeState Advantage" in the years to come. And as always, we welcome any questions or comments you may have, as we strive to be your homestate mutual fund.


                                 Sincerely,

                                 /s/ Kenneth G. Mertz

                                 Kenneth G. Mertz II,
                                 CFA Chief Investment Officer



THIS  REPORT  CONTAINS  INFORMATION ABOUT  THE  FUND'S  PERFORMANCE.   PAST
PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. AN INVESTMENT IN THE FUND WILL FLUCTUATE IN VALUE SO THAT YOUR ACCOUNT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL PURCHASE PRICE.

==============================================================================
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                          DECEMBER 31, 1996
------------------------------------------------------------------------------

                                                                 MARKET
												  SHARES	     VALUE++
                                                  ------         -------
COMMON STOCK - 94.5%
COMMUNICATIONS & BROADCASTING - 3.4%
     American Telecasting, Inc.+*............     50,700      $   291,525
     Comcast Corp., Special (A Shares)*......     57,650        1,026,891
     People's Choice TV Corp.+*..............     62,000          379,750
     Tel-Save Holdings, Inc.*................     16,000          464,000
     Wireless Cable of Atlanta, Inc.+*.......     21,800          395,125
                                                              -----------
                                                                2,557,291
                                                              -----------
FINANCE, INSURANCE & REAL ESTATE - 21.6%
     INSURANCE CARRIERS - 6.3%
     Conseco, Inc............................     10,651          678,983
     Donegal Group, Inc......................     64,900        1,330,450
     Penn-America Group, Inc.................     61,500          991,688
     Penn Treaty American Corp.*.............     57,750        1,501,500
     Walshire Assurance Co...................     18,535          271,074
                                                              -----------
                                                                4,773,695
                                                              -----------
     NATIONAL COMMERCIAL BANKS - 1.4%
     First Capitol Bank/York, Pa*............      4,800          130,800
     Mellon Bank Corp........................     12,950          919,450
                                                              -----------
                                                                1,050,250
                                                              -----------
     SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 3.3%
     Parkvale Financial Corp.................     31,747          817,485
     Patriot Bank Corp.......................     25,800          348,300
     Prime Bancorp, Inc......................     21,255          435,727
     Sovereign Bancorp, Inc..................     41,537          545,173
     York Financial Corp.....................     21,615          351,244
                                                              -----------
                                                                2,497,929
                                                              -----------
     STATE & NATIONAL BANKS - 10.6%
     BT Financial Corp.......................     24,841          984,325
     Commerce Bancorp, Inc.+.................     35,325        1,165,725
     First Colonial Group, Inc...............     23,481          516,582
     Keystone Financial, Inc.................     26,500          662,500
     Kish Bancorp............................        600           30,600
     Omega Financial Corp....................     18,750          656,250
     Onbancorp, Inc..........................     12,500          464,062
     PNC Bank Corp...........................     10,000          376,250
     Signet Banking Corp.+...................     28,500          876,375
     Sun Bancorp, Inc........................     12,090          411,060
     Susquehanna Bancshares, Inc.............     33,100      $ 1,146,087
     Zions Bancorporation+...................      6,500          676,000
                                                              -----------
                                                                7,965,816
                                                              -----------
     TOTAL FINANCE, INSURANCE & REAL ESTATE............        16,287,690
                                                              -----------
MANUFACTURING - 43.2%
     CHEMICALS & ALLIED PRODUCTS - 2.6%
     Macdermid, Inc.+........................     30,000          825,000
     OM Group, Inc.+.........................     41,500        1,120,500
                                                              -----------
                                                                1,945,500
                                                              -----------
     COMPUTER & OFFICE EQUIPMENT - 5.0%
     HDS Network Systems, Inc.*..............     28,000          203,000
     Iomega Corp.+*..........................     53,000          920,875
     SI Handling Systems, Inc................     75,650        1,139,478
     Safeguard Scientifics, Inc.*............     41,300        1,311,275
     Tseng Laboratories, Inc.*...............     49,600          155,000
                                                              -----------
                                                                3,729,628
                                                              -----------
     ELECTRICAL MEASUREMENT & TEST INSTRUMENTS - 1.8%
     Genrad, Inc.+*..........................     59,000        1,371,750
                                                              -----------

     FOOD & BEVERAGE - 1.8%
     Hershey Foods Corp......................     22,000          962,500
     Quigley Corp.*..........................     21,000          366,188
                                                              -----------
                                                                1,328,688
                                                              -----------
     IRON & STEEL - 0.6%
     Carpenter Technology Corp...............     11,600          424,850
                                                              -----------

     MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES - 13.5%
     Allen Organ Co. (B Shares)..............      9,300          369,675
     AMETEK, Inc.............................     26,500          589,625
     AMP, Inc................................      7,600          291,650
     Cable Design Technologies*..............     46,700        1,453,537
     Charter Power Systems, Inc..............     35,500        1,082,750
     Emcee Broadcast Products, Inc.*.........     96,900          702,525
     Harsco Corp.............................     19,300        1,322,050
     JPM Company*............................     36,600          640,500
     Technitrol, Inc.........................     50,700        1,945,613
     Teleflex, Inc...........................     12,200          635,925
     Zitel Corp.+*...........................     25,500        1,131,562
                                                              -----------
                                                               10,165,412
                                                              -----------
     MISCELLANEOUS INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
     JLG Industries, Inc.....................     31,000      $   496,000
     Met-Pro Corp............................     97,150        1,299,381
     York International Corp.................     17,500          977,813
                                                              -----------
                                                                2,773,194
                                                              -----------
     MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.7%
     Penn Engineering & Manufacturing
      Corp.*.................................     15,600          319,800
     Toll Brothers...........................     10,000          195,000
                                                              -----------
                                                                  514,800
                                                              -----------

     OPTICAL & OPHTHALMIC GOODS, PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.6%
     II-VI, Inc.*............................     47,000        1,233,750
                                                              -----------

     PETROLEUM REFINING - 3.8%
     Buckeye Partners, L.P...................     12,000          511,500
     Coastal Corp............................     18,200          889,525
     Mapco, Inc.+............................     12,500          425,000
     Tesoro Petroleum Corp.+*................     50,500          707,000
     USX - Marathon Group....................     15,000          358,125
                                                              -----------
                                                                2,891,150
                                                              -----------
     PHARMACEUTICAL PREPARATIONS - 4.2%
     Aronex Phamaceuticals, Inc.+*...........     30,000          281,250
     Centocor, Inc.*.........................     20,500          732,875
     IBAH, Inc.*.............................     75,000          506,250
     Magainin Pharmaceuticals, Inc.*.........     85,000          818,125
     Nabi, Inc.+*............................     43,500          380,625
     Neose Technologies, Inc.*...............     16,200          291,600
     Viropharma, Inc.*.......................     13,500          118,125
                                                              -----------
                                                                3,128,850
                                                              -----------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 2.0%
     Arrow International, Inc................     15,000          431,250
     Healthdyne Information Enterprises,
      Inc.+*.................................     73,000          401,500
     Medical Technology and Innovations,
      Inc.*..................................    145,000          113,281
     Respironics, Inc.*......................     31,000          538,625
                                                              -----------
                                                                1,484,656
                                                              -----------
     TELECOMMUNICATIONS EQUIPMENT - 0.7%
     Gilbert Associates, Inc. (A Shares).....      8,300          114,125
     Tollgrade Communications, Inc.*.........     14,000          434,000
                                                              -----------
                                                                  548,125
                                                              -----------
     TEXTILES & APPAREL - 1.2%
     Jones Apparel Group, Inc.*..............     25,000          934,375
                                                              -----------

     TOTAL MANUFACTURING...............................        32,474,728
                                                              -----------
MINING - 0.0%
     Daleco Resources Corp.+*................     50,000      $    10,156
                                                              -----------

REAL ESTATE INVESTMENT TRUSTS - 2.8%
     Brandywine Realty Trust.................     31,500          614,250
     First Industrial Realty+................     16,000          486,000
     Liberty Property Trust..................     39,100        1,006,825
                                                              -----------
                                                                2,107,075
                                                              -----------
SERVICES - 12.3%
     BUSINESS SERVICES - 3.5%
     CRW Financial, Inc.*....................     50,475          429,038
     Physician Support Systems, Inc.*........     14,000          269,500
     Prepaid Legal Services, Inc.+*..........     26,000          474,500
     Right Management Consultants*...........     46,500        1,034,625
     Telespectrum Worldwide Inc..............     23,300          369,887
                                                              -----------
                                                                2,577,550
                                                              -----------
     COMPUTER SERVICES - 3.7%
     Ansoft Corp.*...........................     59,000          324,500
     Ansys, Inc.*............................     17,000          229,500
     Fore Systems, Inc.*.....................      8,000          263,000
     Integrated Systems Consulting
      Group, Inc.*...........................      9,383          129,016
     Mastech Corp.*..........................     22,000          418,000
     Metatools, Inc.+*.......................     16,000          188,000
     Microleague Multimedia, Inc.*...........     15,000          105,000
     Physician Computer Network, Inc.+*......     28,000          238,000
     Sungard Data Systems, Inc.*.............     23,200          916,400
                                                              -----------
                                                                2,811,416
                                                              -----------
     ENGINEERING SERVICES - 0.6%
     Astrotech International Corp.*..........     78,766          452,905
                                                              -----------

     FINANCE SERVICES - 0.5%
     DVI, Inc.*..............................     29,500          383,500
                                                              -----------

     HOME HEALTHCARE SERVICES - 0.3%
     Home Health Corp.*......................     23,700          259,219
                                                              -----------

     MEDICAL & HEALTH SERVICES - 3.7%
     Corecare Systems, Inc.*.................     82,000          128,125
     Genesis Health Ventures, Inc.*..........     26,700          831,037
     Genome Therapeutics Corp.+*.............     33,000          354,750
     Renal Treatment Centers, Inc.*..........     29,400      $   749,700
     SMT Health Services, Inc.*..............     79,300          674,050
                                                              -----------
                                                                2,737,662
                                                              -----------
     TOTAL SERVICES....................................         9,222,252
                                                              -----------
ELECTRIC, GAS & WATER UTILITIES - 2.3%
     Consolidated Natural Gas Co.............     17,000          939,250
     Numar Corp..............................      5,000           68,438
     Philadelphia Suburban Corp..............     36,000          715,500
                                                              -----------
                                                                1,723,188
                                                              -----------
WHOLESALE & RETAIL TRADE - 8.9%
     MISCELLANEOUS RETAIL STORES - 1.8%
     Borders Group, Inc.+*...................     10,000          358,750
     Rite Aid Corp...........................     26,500        1,053,375
                                                              -----------
                                                                1,412,125
                                                              -----------
     RETAIL APPAREL & ACCESSORY STORES - 2.6%
     Mothers Work, Inc.*.....................     16,000          164,000
     Piercing Pagoda, Inc.*..................     66,900        1,622,325
     Urban Outfitters, Inc...................     11,000          143,000
                                                              -----------
                                                                1,929,325
                                                              -----------
     RETAIL EATING & DRINKING PLACES - 0.4%
     Schlotzsky's, Inc.+*....................     28,500          285,000
                                                              -----------

     RETAIL FURNITURE & APPLIANCE STORES - 0.3%
     Brookstone, Inc.+*......................     21,500          225,750
                                                              -----------

     RETAIL-AUTOMOTIVE, DEALERS & SUPPLY STORES - 0.2%
     Pep Boys-Manny, Moe & Jack..............      5,000          153,750
                                                              -----------

     WHOLESALE CHEMICALS & DRUGS - 1.3%
     Amerisource Health Corp. (A Shares)*....     20,900        1,008,425
                                                              -----------

     WHOLESALE ELECTRONIC EQUIPMENT & COMPUTERS - 0.7%
     CHS Electronics, Inc....................     29,000          496,625
                                                              -----------

     WHOLESALE MISCELLANEOUS - 1.6%
     Alco Standard Corp......................     23,300        1,202,862
                                                              -----------

     TOTAL WHOLESALE & RETAIL TRADE....................         6,713,862
                                                              -----------
     Total Common Stock (Cost $58,280,375).............        71,096,242
                                                              -----------

MONEY MARKET MUTUAL FUNDS - 6.3%
     CoreFund Treasury Reserve
      Portfolio..............................  2,747,311      $ 2,747,311
     CoreFund Elite Treasury Reserve
      Portfolio..............................  2,000,000        2,000,000
                                                              -----------

     Total Money Market Mutual Funds (Cost $4,747,311).         4,747,311
                                                              -----------


TOTAL INVESTMENTS (COST $63,027,686) - 100.8%.........         75,843,553
                                                              -----------

OTHER ASSETS AND LIABILITIES, NET - (0.8)%............          (566,095)
                                                              -----------

NET ASSETS - 100.0%...................................        $75,277,458
                                                              -----------

++ See Note 2 to Financial Statements.
*  Non-income producing security.
+ Non-Pennsylvania Company as defined in the Fund's current prospectus (the aggregate value of such securities amounted to $13,970,469 as of December 31, 1996).


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

==============================================================================
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)              DECEMBER 31, 1996
------------------------------------------------------------------------------

ASSETS
Investments in securities at market value (cost $63,027,686)..............                                 $  75,843,553
Receivables for:
 Dividends and interest...................................................                                        60,828
 Investment securities sold...............................................                                     1,036,497
 Capital shares sold......................................................                                       290,568
                                                                                                           -------------
  Total Assets............................................................                                    77,231,446
                                                                                                           -------------

LIABILITIES
Payables for:
 Investment securities purchased..........................................                                     1,688,206
 Capital shares repurchased...............................................                                        60,772
Accrued expenses..........................................................                                       150,155
Other payables............................................................                                        54,855
                                                                                                           -------------
  Total Liabilities.......................................................                                     1,953,988
                                                                                                           -------------

NET ASSETS ...............................................................                                 $  75,277,458
                                                                                                           =============

NET ASSETS CONSISTED OF:
Shares of beneficial interest, no par value, 50,000,000
 authorized; 3,726,069 issued and outstanding ............................                                 $  61,959,018
Accumulated net investment loss...........................................                                      (129,255)
Accumulated net realized gain on investments..............................                                       631,828
Unrealized appreciation on investments....................................                                    12,815,867
                                                                                                           -------------

  Net assets..............................................................                                 $  75,277,458
                                                                                                           =============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($75,277,458/3,726,069 shares)...........................................                                        $20.20
                                                                                                                  ======

Maximum offering price per share
 (100/95 of net asset value per share)....................................                                        $21.26
                                                                                                                  ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

==============================================================================
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED) FOR THE SIX-MONTH PERIOD ENDING
  DECEMBER 31, 1996
------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends................................................................                                 $     308,900
 Interest.................................................................                                        85,815
                                                                                                           -------------
    Total Investment Income ..............................................                                       394,715
                                                                                                           -------------

EXPENSES
 Advisory fees............................................................                                       234,823
 12b-1 fees...............................................................                                       110,633
 Administration fees......................................................                                        41,973
 Transfer agent fees......................................................                                        46,254
 Custodial fees...........................................................                                        19,513
 Accounting services fees.................................................                                        22,576
 Professional fees........................................................                                        21,525
 Printing expenses........................................................                                        11,320
 Registration fees........................................................                                         7,891
 Trustees fees and expenses...............................................                                         3,176
 Miscellaneous expenses...................................................                                         4,286
                                                                                                           -------------
    Total Expenses........................................................                                       523,970
                                                                                                           -------------

NET INVESTMENT LOSS ......................................................                                      (129,255)
                                                                                                           -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investment transactions.............................                                       983,091
 Change in unrealized appreciation on investments.........................                                     1,804,184
                                                                                                           -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...........................                                     2,787,275
                                                                                                           -------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...............................................                                 $   2,658,020
                                                                                                           =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

==============================================================================
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                                    FOR THE SIX-MONTH
                                                                                      PERIOD ENDED         FOR THE FISCAL
                                                                                     DECEMBER 31,1996        YEAR ENDED
                                                                                       (UNAUDITED)          JUNE  30,1996
                                                                                      -------------        ---------------

OPERATIONS
 Net investment loss .....................................................             $    (129,255)      $    (189,331)
 Net realized gain on investment transactions.............................                   983,091           3,898,165
 Change in unrealized appreciation on investments.........................                 1,804,184           7,151,550
                                                                                       -------------       -------------

 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................                 2,658,020          10,860,384
                                                                                       -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions...........................                (3,944,375)           (747,908)
                                                                                       -------------       -------------

NET INCREASE FROM CAPITAL
 SHARE TRANSACTIONS - Note 3..............................................                20,735,760          25,327,678
                                                                                       -------------       -------------

TOTAL INCREASE IN NET ASSETS .............................................                19,449,405          35,440,154

NET ASSETS:
 Beginning of period .....................................................                55,828,053          20,387,899
                                                                                       -------------       -------------

 End of period ........                                                                $  75,277,458       $  55,828,053
                                                                                       =============       =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

==============================================================================
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                         PERIODS ENDED
                                                     --------------------------------------------------
                                                     12/31/96++   6/30/96   6/30/95   6/30/94  6/30/93+
                                                     ----------   -------   -------   -------  --------
Net asset value at beginning of period.............      $21.25    $15.68    $12.37    $10.98    $10.00
                                                         ------    ------    ------    ------    ------
Income from Investment Operations
---------------------------------
Net investment income (loss) ......................       (0.03)    (0.07)    (0.01)    (0.03)     0.03
Net realized and unrealized gains on investments...        0.39      6.17      3.54      1.53      0.95
                                                         ------    ------    ------    ------    ------
  Total from investment operations................         0.36      6.10      3.53      1.50      0.98
                                                         ------    ------    ------    ------    ------
Less Distributions
------------------
Dividends from net investment income ..............        0.00      0.00      0.00     (0.03)     0.00
Distributions from net realized gains .............       (1.41)    (0.53)    (0.22)    (0.08)     0.00
                                                         ------    ------    ------    ------    ------
  Total distributions.............................        (1.41)    (0.53)    (0.22)    (0.11)     0.00
                                                         ------    ------    ------    ------    ------
Net asset value at end of period ..................      $20.20    $21.25    $15.68    $12.37    $10.98
                                                         ======    ======    ======    ======    ======

Total return**.....................................       2.70%    39.94%    28.96%    13.75%    13.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)...........     $75,277   $55,828   $20,388    $9,892    $3,026
Ratio of expenses to average net assets before
 reimbursement by Adviser.........................       1.67%*     1.85%     2.00%     2.67%    7.85%*
Ratio of expenses to average net assets after
 reimbursement by Adviser.........................          na1       na1     1.91%     2.23%    1.87%*
Ratio of net investment loss to average
 net assets before reimbursement by Adviser.......     (0.41)%*   (0.58)%   (0.20)%   (0.76)%  (5.24)%*
Ratio of net investment income (loss) to average
 net assets after reimbursement by Adviser........          na1       na1   (0.10)%   (0.32)%    0.74%*
Average commission rate paid.......................     $0.0963   $0.0961         -         -         -
Portfolio turnover rate............................        57%*       66%       51%       51%       63%

+    From commencement of operations: October 1, 1992.
++   For the six-month period ended December 31, 1996 (Unaudited).
*    Annualized.
**   Total return does not reflect 5.0% maximum sales charge.
1    Not applicable: no reimbursements were made by the Adviser.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

===========================================================================
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                 DECEMBER 31, 1996
---------------------------------------------------------------------------

NOTE 1 - DESCRIPTION OF FUND

  The HomeState Pennsylvania Growth Fund (the "Fund") is a portfolio series of The HomeState Group, a Pennsylvania common law trust operating as a diversified open-end management company registered under the Investment Company Act of 1940, as amended. The Fund was organized on August 26, 1992, and commenced operations on October 1, 1992.
  Operations  up  to  October 1, 1992 were limited to  issuance  of  10,000 shares at $10.00 per share to the Fund's investment adviser. The investment objective of the Fund is long-term growth of capital through investments primarily in the common stock of companies with headquarters or significant operations in the Commonwealth of Pennsylvania. To pursue its objective, the fund will invest at least 65% of its total assets in such companies. Consequently, the Fund may be subject to risk from economic changes and political developments occurring within Pennsylvania.

NOTE 2 - SIGNIFICANT ACCOUNTING PRINCIPLES

  Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which were consistently followed by the Fund in the preparation of its financial statements:

  SECURITY VALUATION - Investment securities traded on a national securities exchange are valued at the last reported sales price at 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked price and the closing bid price. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked price and the closing bid price is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

  INCOME RECOGNITION - Interest income is accrued daily. Dividend income is recorded on the ex-dividend date.

  SECURITIES TRANSACTIONS - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the identified cost method.

  DISTRIBUTIONS  TO  SHAREHOLDERS  -  The  Fund  records  distributions  to shareholders on the ex-dividend date. Net gains realized from securities transactions, if any, will normally be distributed to shareholders in July and December. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

  FEDERAL INCOME TAXES - The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - CAPITAL STOCK

  At December 31, 1996, there were 50,000,000 authorized shares of beneficial interest with no par value. As of December 31, 1996, the Fund had 3,726,069 shares issued and outstanding. Capital share transactions for the periods ended December 31, 1996 and June 30, 1996 were:


                         FOR THE  SIX-MONTH PERIOD
                         ENDED  DECEMBER 31, 1996         FOR THE YEAR
                               (UNAUDITED)            ENDED JUNE 30, 1996
                         -------------------------   ---------------------
                            SHARES      AMOUNT       SHARES        AMOUNT
                           --------    --------      --------     --------

Sales................       999,890  $19,114,085    1,551,022   $29,459,053
Reinvested
  distributions......       205,190    3,637,037       41,712       681,175
Redemptions..........      (106,181)  (2,015,362)    (265,566)   (4,812,550)
                          ---------  -----------    ---------   -----------
Net increase.........     1,098,899  $20,735,760    1,327,168   $25,327,678
                          =========  ===========    =========   ===========


NOTE 4 - INVESTMENT TRANSACTIONS
  Purchases and sales of investment securities, other than short-term investments, aggregated $36,231,571 and $17,115,094, respectively, for the six-month period ended December 31, 1996.

  At December 31, 1996, net unrealized appreciation for reporting and Federal income tax purposes aggregated $12,804,853, of which $15,939,443 related to appreciated securities and $3,134,590 related to depreciated securities.

NOTE 5 - EXPENSES AND TRANSACTIONS WITH AFFILIATED PARTIES
  Emerald Advisers, Inc. serves as the investment adviser (the "Adviser") to the Fund for which it receives investment advisory fees from the Fund. The fee is based on average net assets at the annual rate of 0.75% on assets up to and including $250 million, 0.65% for assets in excess of $250 million and up to and including $500 million, 0.55% for assets in excess of $500 million and up to and including $750 million, and 0.45% for assets in excess of $750 million. For the six-month period ended December 31, 1996, the Fund had incurred investment advisory fees of $234,823. Under the terms of the investment advisory agreement which expires on December 31, 1997, Emerald Advisers, Inc. will reimburse the Fund if the Fund's total expenses exceed the most restrictive expense limitation in effect by a state regulatory agency where the Fund's shares are registered for purchase. The Adviser may also voluntarily reimburse the Fund for certain expenses. For the six-month period ended December 31, 1996, the Adviser made no voluntary expense reimbursements. At December 31, 1996, Emerald Advisers, Inc. owned 115 shares of the Fund.

  Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of Wilmington Trust Company, is the sole distributor of Fund shares pursuant to a Distribution Agreement with the Fund dated as of November 20, 1995. The Fund has adopted a distribution services plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Fund to reimburse RSD for a portion of the costs incurred in distributing the Fund's shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.35% of the Fund's average daily net assets. During the six-month period ending December 31, 1996, the Fund incurred expenses totaling $110,633 pursuant to the Plan.

  Pursuant to separate Administration, Accounting Services and Transfer Agency Agreements with the Fund, each dated November 20, 1995, Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company, serves as administrator, accounting and transfer agent. During the six-month period ended December 31, 1996, the Fund paid RSMC administration fees totaling $41,973, accounting services fees totaling $22,576 and transfer agent fees totaling $46,254.

  The Fund's Declaration of Trust provides that each Trustee affiliated with the Fund's Adviser shall serve without compensation and each Trustee who is not so affiliated shall receive fees from the income of the Fund, and expense reimbursements for each Trustees meeting attended. An unaffiliated Trustee's annual fee shall not exceed $1,000. A member of the Fund's Board of Trustees who is not affiliated with the Adviser is employed as a practicing attorney and is a partner in the law firm of Duane, Morris & Heckscher, the Fund's legal counsel.

[Outside cover -- divided into two sections]
[Left section]

=================================================================
             THE HOMESTATE PENNSYLVANIA GROWTH FUND
             --------------------------------------

                     INVESTMENT ADVISER
					 ------------------
                   EMERALD ADVISERS, INC.
                        LANCASTER, PA

                         DISTRIBUTOR
						 -----------
              RODNEY SQUARE DISTRIBUTORS, INC.
                       WILMINGTON, DE

                      ADMINISTRATOR AND
                       TRANSFER AGENT
					   --------------
            RODNEY SQUARE MANAGEMENT CORPORATION
                       WILMINGTON, DE

                          CUSTODIAN
						  ---------
                 CORESTATES FINANCIAL CORP.
                      PHILADELPHIA, PA

                   INDEPENDENT ACCOUNTANTS
				   -----------------------
                    PRICE WATERHOUSE LLP
                      PHILADELPHIA, PA

                        LEGAL COUNSEL
						-------------
                  DUANE, MORRIS & HECKSCHER
                       HARRISBURG, PA


[Right section]

                     BOARD OF TRUSTEES
					 -----------------
                       BRUCE E. BOWEN
                  KENNETH G. MERTZ II, CFA
                   SCOTT C. PENWELL, ESQ.
                        SCOTT L. REHR
                      H.J. ZOFFER, PHD

                       FUND MANAGEMENT
					   ---------------
                   EMERALD ADVISERS, INC.
                    1857 WILLIAM PENN WAY
                       P.O. BOX 10666
                     LANCASTER, PA 17605

                    SHAREHOLDER SERVICES
					--------------------
            RODNEY SQUARE MANAGEMENT CORPORATION
                        P.O. BOX 8987
                  WILMINGTON, DE 19899-9752

                      TELEPHONE NUMBERS
					  -----------------
          THE FUND                      (800) 232-0224
          MARKETING / BROKER SERVICES   (800) 232-OK-PA
          SHAREHOLDER SERVICES          (800) 892-1351

                   DAILY NEWSPAPER QUOTES
				   ----------------------
                         "HOMESTPA"
                        SYMBOL: HSPGX

THIS REPORT IS FOR THE GENERAL INFORMATION OF FUND SHAREHOLDERS. FOR MORE INFORMATION ABOUT THE FUND, PLEASE CONSULT A COPY OF THE FUND'S CURRENT PROSPECTUS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY A COPY OF THE CURRENT PROSPECTUS.

--------------------------------------------------------------------------
02/97